Other reserves (Tables)	12 Months Ended
Dec. 31, 2018
Other reserves
Schedule of other reserves

	2018	2017	2016
	(Euro, in thousands)
On January 1	€(1,260)	€(1,000)	€(18)
Change in accounting policy (modified retrospective application IFRS 9)	619
Restated other reserves at January 1, 2018	(641)
Loss on defined benefit obligation recognized through OCI	(94)	(40)	(583)
Reclassification of loss on financial asset available-for-sale to statement of operations ( after disposal)		55
Loss on financial asset available-for-sale recognized through OCI		(275)	(399)
Other reserves on December 31,	€(735)	€(1,260)	€(1,000)